Supplemental Disclosure with Respect to Cash Flows - Additional Information (Detail) - CAD ($)					12 Months Ended
	Dec. 10, 2020	Jun. 08, 2020	Dec. 09, 2019	Jun. 07, 2019	Dec. 31, 2020	Dec. 31, 2019
Schedule of cash flow supplemental [line items]
Issue of shares on convertible debenture interest payment (shares)	856,206	1,092,142	1,188,872	1,041,304	1,948,348	2,230,176
Issue of shares on convertible debenture interest payment	$ 2,585,742	$ 2,151,520	$ 1,854,639	$ 2,020,130	$ 4,737,262	$ 3,874,769
Share-based payments					9,748,199	10,867,167
Exercise of options					(6,761,871)	(3,938,666)
Non cash right of use lease assets					2,100,305	2,826,512
Non cash lease liabilities					2,121,305	3,222,380
Included in exploration and evaluation assets [member]
Schedule of cash flow supplemental [line items]
Share-based payments					1,515,684	1,326,078
Reserves [member]
Schedule of cash flow supplemental [line items]
Exercise of options					4,421,000	2,263,094
Included in accounts payable and accrued liabilities [member]
Schedule of cash flow supplemental [line items]
Exploration and evaluation asset expenditures					5,264,334	2,653,508
Equipment expenditures						3,385
Interest expense related to convertible debentures					$ 787,793	$ 681,870